Subsequent Events (Details) - Subsequent Events [Member]	Jul. 05, 2026 $ / shares shares
Subsequent Events [Line Items]
Grant	650,660
Exercise price (in Dollars per share) | $ / shares	$ 4.99
Vested period	520160 years
Options	130,500
Restricted Stock Units [Member]
Subsequent Events [Line Items]
Grant	1,030,000
Stock option maturity date	Jul. 05, 2031